TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Growth Equity Fund
Growth & Income Fund
International Equity Fund
Large-Cap Value Fund
Mid-Cap Growth Fund
Mid-Cap Value Fund
Small-Cap Equity Fund
Large-Cap Growth Index Fund
Large-Cap Value Index Fund
Equity Index Fund
S&P 500 Index Fund
Mid-Cap Growth Index Fund
Mid-Cap Value Index Fund
Mid-Cap Blend Index Fund
Small-Cap Growth Index Fund

Small-Cap Value Index Fund
Small-Cap Blend Index Fund
International Equity Index Fund
Social Choice Equity Fund
Real Estate Securities Fund
Bond Fund
Inflation-Linked Bond Fund
Money Market Fund
Lifecycle Fund—2010 Fund
Lifecycle Fund—2015 Fund
Lifecycle Fund—2020 Fund
Lifecycle Fund—2025 Fund
Lifecycle Fund—2030 Fund
Lifecycle Fund—2035 Fund
Lifecycle Fund—2040 Fund

Supplement to the Prospectuses dated February 1, 2005

     On August 31, 2005, the TIAA-CREF Institutional Mutual Funds (the “Institutional Funds”) held a special shareholder meeting to consider the proposals outlined in the proxy statement that was previously sent to shareholders. At this meeting, the proposal to adopt a new investment management agreement was approved by the following series (“Funds”) of Institutional Funds:

Growth & Income Fund
Mid-Cap Value Fund
Mid-Cap Growth Fund*
Large-Cap Growth Index Fund
Large-Cap Value Index Fund
Equity Index Fund
S&P 500 Index Fund
Mid-Cap Growth Index Fund
Mid-Cap Value Index Fund
Mid-Cap Blend Index Fund
Small-Cap Growth Index Fund

Small-Cap Value Index Fund
Small-Cap Blend Index Fund
International Equity Index Fund
Lifecycle Fund—2010 Fund
Lifecycle Fund—2015 Fund
Lifecycle Fund—2020 Fund
Lifecycle Fund—2025 Fund
Lifecycle Fund—2030 Fund
Lifecycle Fund—2035 Fund
Lifecycle Fund—2040 Fund

*	This proposal was approved by the Mid-Cap Growth Fund at a reconvened shareholder meeting held on September 14, 2005. The Fund’s original shareholder meeting on August 31, 2005 was adjourned because insufficient shares had been voted to reach the minimum number of voted shares legally required to consider this proposal.

     With respect to the approving Funds, the new investment management agreement will go into effect on February 1, 2006. Only two Funds, Mid-Cap Growth Fund and Mid-Cap Value Fund, will experience an immediate increase in advisory fees under the new agreement. The advisory fees for each of these Funds will increase from an annual rate of 0.08% of average daily net assets to 0.48%. In addition, Growth & Income Fund’s advisory fees will increase to an annual rate of 0.45% of average daily net assets under the new agreement. However, Teachers Advisors, Inc. (“Teachers Advisors”), the Funds’ investment advisor, has agreed to waive any increase in Growth & Income Fund’s advisory fees until April 2007, so its advisory fee will remain at 0.08% until that time.

The following Funds did not approve the new investment management agreement:

Growth Equity Fund International Equity Fund Large-Cap Value Fund Small-Cap Equity Fund Social Choice Equity Fund	Real Estate Securities Fund Bond Fund Inflation-Linked Bond Fund Money Market Fund

     In light of the ongoing losses to Teachers Advisors under the existing pricing structure of the non-approving Funds, the Board of Trustees will be evaluating alternatives with respect to these Funds. Shareholders of these Funds will be notified of any decisions made by the Board.

      In addition, at the meeting each Fund that offers Retail Class shares approved a distribution (12b-1) plan for that Class. The plan will go info effect on February 1, 2006. Please note, however, that no reimbursements under this plan will be sought from the Retail Class of the Funds until April 2007.

      The following actions also took place at the shareholder meeting:

  All of the nominees (Nancy L. Jacob, Willard T. Carleton, Eugene Flood, Jr., Howell E. Jackson, Bevis Longstreth, Bridget A. Macaskill, Maceo K. Sloan and Ahmed H. Zewail) were elected to the Institutional Funds’ Board of Trustees; and

  PricewaterhouseCoopers LLP was ratified as the Institutional Funds’ independent registered public accounting firm for the fiscal year ending September 30, 2005.

     The February 1, 2006 prospectuses, which will be distributed to Fund shareholders, will contain more information concerning the terms of the new investment management agreement and Retail Class distribution plan.

THIS SUPPLEMENT IS DATED SEPTEMBER 16, 2005.

A11064 09/05 (IMF-3) (LC-4)